Financial Instruments - Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Detail) - Interest rate risk - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rate rate for sensitivity analysis	1.00%	1.00%
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ (1,884,039)	₺ (519,385)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	1,884,039	519,385
Financial liabilities
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	(1,884,039)	(519,385)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	₺ 1,884,039	₺ 519,385